OPERATING LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
OPERATING LEASES
Summary of components of our operating lease

Under ASC 840, rent expense for office facilities for the three months ended March 31, 2022 and March 31, 2021 was $16,812 and $16,689, respectively.

The components of our operating lease were as follows for the three months ended March 31, 2022 and 2021:

	Three Months Ended
	March 31, 2022	March 31, 2021
Operating lease costs	$4,779	$4,779
Variable lease cost	4,601	4,478
Short-term lease cost	7,432	7,432
Total	$16,812	$16,689

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020
Operating lease costs	$19,116	$19,116
Variable lease cost	17,613	17,461
Short-term lease cost	29,730	29,730
Total	$66,459	$66,307

Summary of supplemental balance sheet information

Operating Lease
Right-of-use assets	$4,984

Operating Lease Liability	$5,654
Less: short term portion	(5,654)
Long term portion	$—

Summary of maturity analysis under lease agreements

Maturity analysis under this lease extension agreement consists of the following as of March 31, 2022:

Operating
Leases
2022	$18,164
2023	14,859
Total lease payments	33,023
Less: interest	(1,035)
Present value of lease liabilities	$31,988

Operating
Leases
2022	$5,449
Total lease payments	5,449
Plus: interest	205
Present value of lease liabilities	$5,654